GUARANTEES AND PLEDGES	12 Months Ended
Dec. 31, 2018
Disclosure of guarantees and pledges [Abstract]
GUARANTEES AND PLEDGES
NOTE 20  -     GUARANTEES AND PLEDGES

The Company's liabilities to banks with respect to overdrafts, on-call loans, documentary credit and bank guaranteed supplier credit as of December 31, 2017, is in the sum of NIS 7,106 thousands (NIS 6,502 thousand as of the end of 2016). These liabilities are for importation of food products and are guaranteed by floating charges [pledges] on the share capital, goodwill, and property of the Company, as well as the insurance rights.

Secured liabilities of the Group:

	As of December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars
	(in thousands)

Bank letters of credit	957	2,979	255

	957	2,979	255